Cash Restrictions (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Reserve balance for non-U.S. central banks [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash equivalents	$ 382	$ 243
Segregated for benefit brokerage customers under federal and other brokerage regulations [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash equivalents	$ 830	$ 957